Other liabilities	12 Months Ended
Dec. 31, 2025
Miscellaneous current liabilities [abstract]
Other liabilities [Text Block]	16. Other liabilities
	Dec. 31, 2025	Dec. 31, 2024

Environmental and other provisions (note 21)	$90.2	$29.9
Pension obligations	0.9	1.0
Other employee benefits	3.6	3.5
	$94.7	$34.4